Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Finished products	$ 3,225,177	$ 3,096,459	$ 3,296,410
Work in process	520,356	586,036	523,293
Raw materials	727,964	759,035	932,317
Supplies	683,266	659,700	641,562
Inventory Total	$ 5,156,763	$ 5,101,230	$ 5,393,582